SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Movement in Number of Ordinary Shares Outstanding	The movement in number of ordinary shares outstanding during the year is summarized as follows:

Number of shares outstanding	2025	2024
Balance at January 1	680,308,735	671,073,243
Options exercised / LTIP shares issued	21,371,705	9,235,492
Balance at December 31	701,680,440	680,308,735

Disclosure of Non controlling interest Movements

Amounts in $ ‘000	2025
Balance at January 1	—
Acquisition of subsidiary	7,285
Share of loss attributable to NCI	(313)
Equity contributions by parent attributed to NCI	706
Currency translation differences (OCI) attributable to NCI	83
Acquisition of NCI	(7,761)
Balance at December 31	—

Schedule of Other Reserve
Other reserves include those reserves related to currency translation, fair value revaluation, participating interest and capitalized development costs and the conversion option of the convertible bond for which the movements are shown below:

Amounts in $ ‘000	Legal Reserve Currency translation reserve (CTA)	Legal Reserve Capitalized development cost	Legal Reserve participating interest	Legal Reserve Fair value revaluation	Reserve Convertible bond	Total
Balance at January 1, 2024	(342)	106	—	(1,821)	—	(2,057)
Reserves	(187)	—	—	1,742	—	1,555
Other comprehensive income (loss) for the year	(11,980)	—	—	79	—	(11,901)
Other reserves	(1)	(30)	—	—	—	(31)
Value conversion rights of convertible bonds	—	—	—	—	12,225	12,225
Balance at December 31, 2024	(12,510)	76	—	—	12,225	(209)
Reserves	—	—	—	—	—	—
Other comprehensive income (loss) for the year	27,367	—	—	—	1,610	28,977
Reclassification of accumulated OCI upon acquisition of NCI	83	—	—	—	—	83
Other reserves	—	(32)	—	—	—	(32)
Balance at December 31, 2025	14,941	44	—	—	13,835	28,819